AMG GW&K Small/Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2023
	Shares	Value
Common Stocks - 97.7%
Consumer Discretionary - 15.6%
Bright Horizons Family Solutions, Inc.*	2,218	$215,212
Burlington Stores, Inc.*	3,548	630,196
Churchill Downs, Inc.	5,188	601,030
Five Below, Inc.*	4,679	974,823
Grand Canyon Education, Inc.*	5,248	569,670
Krispy Kreme, Inc.[1]	24,270	373,758
Lithia Motors, Inc.	1,351	419,526
LKQ Corp.	11,059	605,923
Pool Corp.	1,448	557,103
Revolve Group, Inc.*	15,240	300,533
Texas Roadhouse, Inc.	7,193	802,379
Vail Resorts, Inc.	1,120	263,749

Total Consumer Discretionary		6,313,902
Consumer Staples - 0.9%
Performance Food Group Co.*	6,109	365,074
Energy - 5.0%
ChampionX Corp.	18,805	669,458
Matador Resources Co.	11,815	657,269
Ovintiv, Inc.[1]	7,390	340,605
SM Energy Co.	9,400	341,126

Total Energy		2,008,458
Financials - 5.5%
Evercore, Inc., Class A	3,065	413,959
Houlihan Lokey, Inc.	5,480	547,178
MarketAxess Holdings, Inc.	1,680	452,290
Pinnacle Financial Partners, Inc.	5,575	423,142
RLI Corp.	2,900	386,889

Total Financials		2,223,458
Health Care - 20.6%
Acadia Healthcare Co., Inc.*	8,660	684,400
Azenta, Inc.*	13,102	615,532
Bio-Rad Laboratories, Inc., Class A*	686	278,077
Chemed Corp.	716	373,100
Crinetics Pharmaceuticals, Inc.*	23,105	438,995
CryoPort, Inc.*,1	7,978	128,207
Globus Medical, Inc., Class A*	9,530	574,373
Halozyme Therapeutics, Inc.*	12,669	544,260
HealthEquity, Inc.*	7,697	522,934
ICU Medical, Inc.*	968	172,478
Insmed, Inc.*	23,005	508,180
Integra LifeSciences Holdings Corp.*	7,374	335,296
	Shares	Value

Intra-Cellular Therapies, Inc.*	8,837	$546,480
Medpace Holdings, Inc.*	2,108	533,682
Natera, Inc.*	7,950	359,499
Neurocrine Biosciences, Inc.*	4,792	488,257
Phathom Pharmaceuticals, Inc.*,1	20,448	311,014
Ultragenyx Pharmaceutical, Inc.*	9,171	395,454
Veracyte, Inc.*	18,100	496,845

Total Health Care		8,307,063
Industrials - 22.7%
Atkore, Inc.*	7,525	1,193,992
Booz Allen Hamilton Holding Corp.	4,022	486,984
CACI International, Inc., Class A*	1,577	552,644
Gibraltar Industries, Inc.*	7,109	459,739
Graco, Inc.	5,569	441,789
IDEX Corp.	3,216	726,205
Ingersoll Rand, Inc.	10,642	694,603
ITT, Inc.	4,474	445,610
Knight-Swift Transportation Holdings, Inc.	6,557	398,338
Paycor HCM, Inc.*	15,420	414,181
Paylocity Holding Corp.*	4,098	929,631
RBC Bearings, Inc.*	3,369	761,563
SiteOne Landscape Supply, Inc.*	5,263	894,710
SS&C Technologies Holdings, Inc.	4,615	268,824
The Toro Co.	5,088	517,195

Total Industrials		9,186,008
Information Technology - 20.8%
Cognex Corp.	13,596	742,614
CyberArk Software, Ltd. (Israel)*	4,077	676,823
The Descartes Systems Group, Inc. (Canada)*	6,397	498,134
Entegris, Inc.	8,250	905,108
Globant SA (Uruguay)*	4,086	713,947
HubSpot, Inc.*	2,010	1,166,905
MACOM Technology Solutions Holdings, Inc.*	7,310	511,115
Manhattan Associates, Inc.*	6,407	1,221,302
Power Integrations, Inc.	4,741	460,541
Rapid7, Inc.*	5,513	253,102
Silicon Laboratories, Inc.*	2,395	357,190
Tyler Technologies, Inc.*	956	379,178
Zebra Technologies Corp., Class A*	1,703	524,456

Total Information Technology		8,410,415
Materials - 4.2%
AptarGroup, Inc.	3,277	398,024
Avient Corp.	13,657	553,518

AMG GW&K Small/Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Materials - 4.2% (continued)
Eagle Materials, Inc.	1,331	$245,397
RPM International, Inc.	5,035	520,166

Total Materials		1,717,105
Real Estate - 2.4%
EastGroup Properties, Inc., REIT	3,067	543,411
Sun Communities, Inc., REIT	3,143	409,533

Total Real Estate		952,944

Total Common Stocks (Cost $37,702,662)		39,484,427
Rights - 0.0%
Health Care - 0.0%
Abiomed, Inc.*,2,3 (Cost $0)	1,175	0

Principal Amount
Short-Term Investments - 3.4%
Joint Repurchase Agreements - 1.1%[4]
RBC Dominion Securities, Inc., dated 07/31/23, due 08/01/23, 5.300% total to be received $452,553 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.000%, 10/19/23 - 07/20/53, totaling $461,536)	$452,486	452,486
	Principal Amount	Value
Repurchase Agreements - 2.3%
Fixed Income Clearing Corp., dated 07/31/23 due 08/01/23, 5.150% total to be received $936,134 (collateralized by a U.S. Treasury, 4.625%, 03/15/26, totaling $954,821)	$936,000	$936,000

Total Short-Term Investments (Cost $1,388,486)		1,388,486
Total Investments - 101.1% (Cost $39,091,148)		40,872,913
Other Assets, less Liabilities - (1.1)%		(449,295)
Net Assets - 100.0%		$40,423,618

*	Non-income producing security.
[1]	Some of these securities, amounting to $899,534 or 2.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security's value was determined by using significant unobservable inputs.
[3]	This security is restricted and not available for re-sale. The Fund received Contingent Value Rights ("CVRs") of Abiomed Inc ("ABIOMED") from a corporate action where Johnson & Johnson acquired ABIOMED on December 23, 2022. The total value of this restricted security held is $0 which represents 0% of net assets.
[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT	Real Estate Investment Trust

AMG GW&K Small/Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$39,484,427	—	—	$39,484,427
Rights
Health Care	—	—	$0	—
Short-Term Investments
Joint Repurchase Agreements	—	$452,486	—	452,486
Repurchase Agreements	—	936,000	—	936,000
Total Investments in Securities	$39,484,427	$1,388,486	—	$40,872,913

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.
For the period ended July 31, 2023, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period. The Level 3 rights were received as a result of a corporate action. The security's value was determined by using significant unobservable inputs. For the current period ended July 31, 2023, the change in unrealized appreciation (depreciation) was $0.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$899,534	$452,486	$467,184	$919,670
The following table summarizes the securities received as collateral for securities lending at July 31, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-5.541%	01/31/24-05/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.